UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:   28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E Scott
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Title:      CCO
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

      /s/ David E Scott             Danbury, CT                  02/14/2013
      ---------------------------   --------------------------   --------------
               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

First Trust Advisors L.P.   13F File Number:  028-06487

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     99
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Form 13F Information Table Value Total:     $ 2,556,325
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1. First Trust Advisors L.P.   13F File Number:  028-06487

EIP All Accounts
As-of 12-31-12

                                                                                                                      Voting
                                                                                                                     Authority
                                                            Market Value $   Shares/  Investment    Other    -----------------------
     Name of Issuer              Title of Class     CUSIP      (x1000)       Quantity Discretion  Managers    Sole     Shared   None
-----------------------------    --------------   --------- -------------- ---------- ----------  --------   ------- ---------  ----
Amerigas Partners L P            Unit L P Int     030975106     34,707        895,889      OTHER     1                   895,889
Amerigas Partners L P            Unit L P Int     030975106     13,556        349,935       SOLE    NONE     349,935
Buckeye Partners L P             Unit LTD Partn   118230101      6,969        153,462      OTHER     1                   153,462
El Paso Pipeline Partners L      Com Unit LPI     283702108     55,549      1,502,538      OTHER     1                 1,502,538
El Paso Pipeline Partners L      Com Unit LPI     283702108     21,941        593,497       SOLE    NONE     593,497
Enterprise Prods Partners L      Com              293792107    157,114      3,137,256      OTHER     1                 3,137,256
Enterprise Prods Partners L      Com              293792107     48,262        963,693       SOLE    NONE     963,693
Holly Energy Partners L P        Com Ut Ltd Ptn   435763107     35,071        533,163      OTHER     1                   533,163
Holly Energy Partners L P        Com Ut Ltd Ptn   435763107     15,152        230,343       SOLE    NONE     230,343
Inergy L P                       Unit Ltd Ptnr    456615103        267         14,674      OTHER     1                    14,674
ITC Hldgs Corp                   Com              465685105     32,580        423,615      OTHER     1                   423,615
ITC Hldgs Corp                   Com              465685105     11,503        149,566       SOLE    NONE     149,566
Kinder Morgan Energy Partner     Ut Ltd Partner   494550106     18,014        225,771      OTHER     1                   225,771
Magellan Midstream Prtnrs LP     Com Unit RP LP   559080106     96,626      2,237,230      OTHER     1                 2,237,230
Magellan Midstream Prtnrs LP     Com Unit RP LP   559080106     27,442        635,374       SOLE    NONE     635,374
Northeast Utils                  Com              664397106     24,727        632,715      OTHER     1                   632,715
Northeast Utils                  Com              664397106      6,629        169,623       SOLE    NONE     169,623
Oiltanking Partners L P          Unit Ltd         678049107      6,460        170,626      OTHER     1                   170,626
Oiltanking Partners L P          Unit Ltd         678049107      1,181         31,190       SOLE    NONE      31,190
Oneok Inc New                    Com              682680103        600         14,037      OTHER     1                    14,037
Oneok Inc New                    Com              682680103         35            820       SOLE    NONE         820
PVR Partners L P                 Com Unit Reptg L 693665101      5,702        219,465      OTHER     1                   219,465
Plains All Amern Pipeline L      Unit Ltd Partn   726503105     91,397      2,020,261      OTHER     1                 2,020,261
Plains All Amern Pipeline L      Unit Ltd Partn   726503105     18,585        410,816       SOLE    NONE     410,816
Questar Corp                     Com              748356102     31,239      1,580,912      OTHER     1                 1,580,912
Questar Corp                     Com              748356102      8,195        414,727       SOLE    NONE     414,727
Sempra Energy                    Com              816851109      1,910         26,925      OTHER     1                    26,925
Sempra Energy                    Com              816851109      1,222         17,229       SOLE    NONE      17,229
Southern Co                      Com              842587107     37,718        881,059      OTHER     1                   881,059
Southern Co                      Com              842587107     14,603        341,100       SOLE    NONE     341,100
Spectra Energy Corp              Com              847560109     49,519      1,808,595      OTHER     1                 1,808,595
Spectra Energy Corp              Com              847560109      1,240         45,300       SOLE    NONE      45,300
Suburban Propane Partners LP     Unit Ltd Partn   864482104     30,421        782,840      OTHER     1                   782,840
Suburban Propane Partners LP     Unit Ltd Partn   864482104     12,022        309,369       SOLE    NONE     309,369
UGI Corp New                     Com              902681105     57,175      1,747,924      OTHER     1                 1,747,924
UGI Corp New                     Com              902681105     15,151        463,182       SOLE    NONE     463,182
Williams Cos Inc Del             Com              969457100     70,702      2,159,494      OTHER     1                 2,159,494
Williams Cos Inc Del             Com              969457100     12,196        372,522       SOLE    NONE     372,522
Wisconsin Energy Corp            Com              976657106     19,682        534,101      OTHER     1                   534,101
Wisconsin Energy Corp            Com              976657106      3,341         90,670       SOLE    NONE      90,670
Access Midstream Partners LP     Unit             00434L109     10,901        325,000      OTHER     1                   325,000
Access Midstream Partners LP     Unit             00434L109      1,101         32,820       SOLE    NONE      32,820
Alliance Holdings GP LP          Com Units LP     01861G100     16,388        344,431      OTHER     1                   344,431
Alliance Holdings GP LP          Com Units LP     01861G100      8,992        188,997       SOLE    NONE     188,997
Alliance Res Partner L P         Ut Ltd Part      01877R108     36,033        620,510      OTHER     1                   620,510
Alliance Res Partner L P         Ut Ltd Part      01877R108     17,581        302,746       SOLE    NONE     302,746
Centerpoint Energy Inc           Com              15189T107     32,758      1,701,704      OTHER     1                 1,701,704
Centerpoint Energy Inc           Com              15189T107        898         46,650       SOLE    NONE      46,650
CorEnergy Infrastructure TR      Com              21870U205      1,957        324,467      OTHER     1                   324,467
CorEnergy Infrastructure TR      Com              21870U205        303         50,200       SOLE    NONE      50,200
Dominion Res Inc VA New          Com              25746U109     61,794      1,192,942      OTHER     1                 1,192,942
Dominion Res Inc VA New          Com              25746U109     14,845        286,594       SOLE    NONE     286,594
Duke Energy Corp New             Com New          26441C204     20,315        318,423      OTHER     1                   318,423
EQT Midstream Partners LP        Unit LTD Partn   26885B100      8,174        262,397      OTHER     1                   262,397
EQT Midstream Partners LP        Unit LTD Partn   26885B100      6,028        193,501       SOLE    NONE     193,501
ENBRIDGE INC                     Com              29250N105     53,271      1,229,720      OTHER     1                 1,229,720
ENBRIDGE INC                     Com              29250N105     11,332        261,601       SOLE    NONE     261,601
Enbridge Energy Partners L P     Com              29250R106     52,131      1,868,490      OTHER     1                 1,868,490
Enbridge Energy Management L     Shs Units LLI    29250X103     53,266      1,843,756      OTHER     1                 1,843,756
Enbridge Energy Management L     Shs Units LLI    29250X103     22,190        768,099       SOLE    NONE     768,099
Energy Transfer Prtnrs L P       Unit Ltd Partn   29273R109     29,767        693,374      OTHER     1                   693,374
Energy Transfer Equity L P       Com Ut Ltd Ptn   29273V100     49,883      1,096,818      OTHER     1                 1,096,818
Energy Transfer Equity L P       Com Ut Ltd Ptn   29273V100     17,398        382,545       SOLE    NONE     382,545
Exelon Corp                      Com              30161N101     24,567        826,067      OTHER     1                   826,067
Exelon Corp                      Com              30161N101      1,773         59,600       SOLE    NONE      59,600
Kinder Morgan Management LLC     Shs              49455U100    130,797      1,733,334      OTHER     1                 1,733,334
Kinder Morgan Management LLC     Shs              49455U100     34,129        452,274       SOLE    NONE     452,274
Kinder Morgan Inc. Del           Com              49456B101     31,422        889,373      OTHER     1                   889,373
Kinder Morgan Inc. Del           Com              49456B101     12,928        365,924       SOLE    NONE     365,924
Kinder Morgan Inc. Del           *W EXP 05/25/201 49456B119         77         20,275       SOLE    NONE      20,275
MPLX LP                          Com Unit Rep Ltd 55336V100     16,402        525,860      OTHER     1                   525,860
MPLX LP                          Com Unit Rep Ltd 55336V100      6,229        199,713       SOLE    NONE     199,713
NGL Energy Partners LP           Com Unit Repst   62913M107      6,063        260,000      OTHER     1                   260,000
NGL Energy Partners LP           Com Unit Repst   62913M107      1,623         69,600       SOLE    NONE      69,600
Natural Resource Partners L      Com Unit L P     63900P103      8,585        463,037      OTHER     1                   463,037
NextEra Energy Inc               Com              65339F101     23,237        335,841      OTHER     1                   335,841
NextEra Energy Inc               Com              65339F101      4,340         62,719       SOLE    NONE      62,719
Nisource Inc                     Com              65473P105     62,278      2,502,132      OTHER     1                 2,502,132
Nisource Inc                     Com              65473P105     14,544        584,323       SOLE    NONE     584,323
Nustar Energy LP                 Unit Com         67058H102     66,142      1,557,022      OTHER     1                 1,557,022
Nustar Energy LP                 Unit Com         67058H102     21,180        498,598       SOLE    NONE     498,598
NuStar GP Holdings LLC           Unit Restg LLC   67059L102     23,798        859,433      OTHER     1                   859,433
NuStar GP Holdings LLC           Unit Restg LLC   67059L102     14,451        521,882       SOLE    NONE     521,882
Oneok Partners LP                Unit Ltd Partn   68268N103     56,551      1,047,439      OTHER     1                 1,047,439
Oneok Partners LP                Unit Ltd Partn   68268N103     17,886        331,293       SOLE    NONE     331,293
Spectra Energy Partners LP       Com              84756N109     36,591      1,171,676      OTHER     1                 1,171,676
Spectra Energy Partners LP       Com              84756N109     18,551        594,033       SOLE    NONE     594,033
Sunoco Logistics Prtnrs L P      Com Units        86764L108     39,395        792,170      OTHER     1                   792,170
Sunoco Logistics Prtnrs L P      Com Units        86764L108      1,057         21,246       SOLE    NONE      21,246
TC Pipelines LP                  Ut Com Ltd Prt   87233Q108     34,592        857,093      OTHER     1                   857,093
TC Pipelines LP                  Ut Com Ltd Prt   87233Q108     13,347        330,703       SOLE    NONE     330,703
Transcanada Corp                 Com              89353D107     59,372      1,254,690      OTHER     1                 1,254,690
Transcanada Corp                 Com              89353D107      1,870         39,509       SOLE    NONE      39,509
Transmontaigne Partners L P      Com Unit L P     89376V100     26,874        707,763      OTHER     1                   707,763
Transmontaigne Partners L P      Com Unit L P     89376V100      8,708        229,326       SOLE    NONE     229,326
Williams Partners L P            Com Unit L P     96950F104     39,411        809,918      OTHER     1                   809,918
Williams Partners L P            Com Unit L P     96950F104     12,386        254,540       SOLE    NONE     254,540
Teekay LNG Partners L P          Prtnrsp Units    Y8564M105     44,263      1,171,606      OTHER     1                 1,171,606
Teekay LNG Partners L P          Prtnrsp Units    Y8564M105     17,199        455,242       SOLE    NONE     455,242